J.P. MORGAN U.S. EQUITY FUNDS

JPMORGAN TRUST I

JPMorgan Diversified Fund

JPMorgan Equity Focus Fund

JPMorgan Intrepid America Fund

JPMorgan Intrepid Growth Fund

JPMorgan Intrepid Sustainable Equity Fund

JPMorgan Intrepid Value Fund

JPMorgan U.S. Large Cap Core Plus Fund

JPMORGAN TRUST II

JPMorgan Large Cap Growth Fund

(Class A, Class C, Class I and Class L Shares)

(each, a “Fund” and together, the “Funds”)

Supplement dated July 24, 2019

to the Summary Prospectuses and Prospectus dated November 1, 2018, as supplemented

The Board of Trustees of each of JPMorgan Trust I and JPMorgan Trust II has approved changes to the investment advisory fee or expense limitation arrangement for each Fund listed above. On August 1, 2019 (the “Effective Date”), each Fund’s Summary Prospectus and the Funds’ Prospectus will be amended as set forth below:

On the Effective Date, the “Annual Fund Operating Expenses” and “Example” tables in each Fund’s Summary Prospectus and the Funds’ Prospectus will be deleted in their entirety and replaced with the corresponding tables below:

JPMorgan Diversified Fund — Class A, Class C, and Class I Shares:

ANNUAL FUND OPERATING EXPENSES[1] (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees	0.55%	0.55%	0.55%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.47	0.41	0.41

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[1]	0.22	0.16	0.16

Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	1.38	1.82	1.07

Fee Waivers and/or Expense Reimbursements[2]	(0.41)	(0.35)	(0.35)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[2]	0.97	1.47	0.72

1	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

2

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, extraordinary expenses and Acquired Fund Fees and Expenses relating to funds for which the Fund’s adviser or an affiliate thereof is not the adviser) exceed 0.96%, 1.46% and 0.71% of the average daily net assets of Class A, Class C and Class I Shares, respectively (the “fee limitation amount”). To the extent that the Fund invests in a fund for which the Fund’s adviser or an affiliate thereof is the adviser (an “affiliated fund”), then the fee limitation amount will include, as applicable, (i) an amount sufficient to offset the respective net advisory, net administration and net shareholder servicing fees of that affiliated fund, or (ii) the management fee paid to the adviser pursuant to the affiliated fund’s management agreement. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

SUP-LCEACIL-719

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	552	796	1,102	1,970

CLASS C SHARES ($)	258	511	926	2,085

CLASS I SHARES ($)	82	277	528	1,248

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	552	796	1,102	1,970

CLASS C SHARES ($)	158	511	926	2,085

CLASS I SHARES ($)	82	277	528	1,248

JPMorgan Equity Focus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.50%	0.50%	0.50%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.46	0.45	0.43

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.21	0.20	0.18

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.22	1.71	0.94

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.11)	(0.09)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.10	1.60	0.85

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	631	881	1,149	1,915

CLASS C SHARES ($)	263	528	918	2,010

CLASS I SHARES ($)	87	291	511	1,146

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	631	881	1,149	1,915

CLASS C SHARES ($)	163	528	918	2,010

CLASS I SHARES ($)	87	291	511	1,146

JPMorgan Intrepid America Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.36	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.11	0.10

Total Annual Fund Operating Expenses	0.91	1.41	0.65

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.07)	(0.06)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	236	439	764	1,685

CLASS I SHARES ($)	60	202	356	805

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	136	439	764	1,685

CLASS I SHARES ($)	60	202	356	805

JPMorgan Intrepid Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.36	0.36

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.11	0.11

Total Annual Fund Operating Expenses	0.91	1.41	0.66

Fee Waivers and/or Expense Reimbursements[3]	(0.07)	(0.07)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	236	439	764	1,685

CLASS I SHARES ($)	60	204	361	816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	793	996	1,580

CLASS C SHARES ($)	136	439	764	1,685

CLASS I SHARES ($)	60	204	361	816

JPMorgan Intrepid Sustainable Equity Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	1.17	1.20	1.13

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.92	0.95	0.88

Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	1.88	2.41	1.59

Fee Waivers and/or Expense Reimbursements[3]	(1.04)	(1.07)	(1.00)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.84	1.34	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.84%, 1.34% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	989	1,396	2,530

CLASS C SHARES ($)	236	649	1,189	2,665

CLASS I SHARES ($)	60	404	771	1,805

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	606	989	1,396	2,530

CLASS C SHARES ($)	136	649	1,189	2,665

CLASS I SHARES ($)	60	404	771	1,805

JPMorgan Intrepid Value Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.30%	0.30%	0.30%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.37	0.38	0.36

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.12	0.13	0.11

Total Annual Fund Operating Expenses	0.92	1.43	0.66

Fee Waivers and/or Expense Reimbursements[3]	(0.09)	(0.10)	(0.07)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.83	1.33	0.59

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.83%, 1.33% and 0.59% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	605	794	999	1,589

CLASS C SHARES ($)	235	443	772	1,704

CLASS I SHARES ($)	60	204	361	816

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	605	794	999	1,589

CLASS C SHARES ($)	135	443	772	1,704

CLASS I SHARES ($)	60	204	361	816

JPMorgan Large Cap Growth Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.45%	0.45%	0.45%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	0.36	0.35	0.35

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.10	0.10

Total Annual Fund Operating Expenses	1.06	1.55	0.80

Fee Waivers and/or Expense Reimbursements[3]	(0.12)	(0.11)	(0.11)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	0.94	1.44	0.69

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 0.94%, 1.44% and 0.69% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/20 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	247	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	616	821	1,056	1,730

CLASS C SHARES ($)	147	467	823	1,826

CLASS I SHARES ($)	70	233	422	969

JPMorgan U.S. Large Cap Core Plus Fund

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I
Management Fees[1]	0.65%	0.65%	0.65%

Distribution (Rule 12b-1) Fees	0.25	0.75	NONE

Other Expenses	1.21	1.20	1.20

Dividend Expense on Short Sales	0.85	0.85	0.85

Service Fees	0.25	0.25	0.25

Remainder of Other Expenses[2]	0.11	0.10	0.10

Total Annual Fund Operating Expenses	2.11	2.60	1.85

Fee Waivers and/or Expense Reimbursements[3]	(0.16)	(0.15)	(0.15)

Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[3]	1.95	2.45	1.70

1	Management Fees have been restated to reflect current fees.

2	“Remainder of Other Expenses” has been calculated based on the actual other expenses incurred in the most recent fiscal year.

3

The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.10%, 1.60% and 0.85% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 10/31/19, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	713	1,137	1,586	2,826

CLASS C SHARES ($)	348	794	1,367	2,923

CLASS I SHARES ($)	173	567	987	2,157

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:

	1 Year	3 Years	5 Years	10 Years

CLASS A SHARES ($)	713	1,137	1,586	2,826

CLASS C SHARES ($)	248	794	1,367	2,923

CLASS I SHARES ($)	173	567	987	2,157

On the Effective Date, the information relating to the JPMorgan Diversified Fund and JPMorgan Large Cap Growth Fund in the tables in the “Additional Fee and Expense Information” section of the Prospectus will be deleted and replaced with the following:

	Class	Net Expense Ratio*	Gross Expense Ratio
JPMorgan Diversified Fund	A	0.97%	1.38%
	C	1.47%	1.82%

	I	0.72%	1.07%
JPMorgan Large Cap Growth Fund	A	0.94%	1.11	%**
	C	1.44%	1.60	%**

	I	0.69%	0.85	%**

*	The Net Expense Ratio is based on the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

**	Effective August 1, 2019, based on the reduction in the management fees, the Gross Expense Ratio will be as follows: 1.06%, 1.55% and 0.80% for Class A, Class C and Class I Shares, respectively.

JPMorgan Diversified Fund

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$552	0.28%	-0.73%	-0.73%	$158	5.00%	3.45%	3.45%
October 31, 2020	98	5.29	3.27	4.03	155	10.25	7.10	3.53
October 31, 2021	145	10.55	7.01	3.62	198	15.76	10.51	3.18
October 31, 2022	150	16.08	10.88	3.62	204	21.55	14.02	3.18
October 31, 2023	156	21.88	14.90	3.62	211	27.63	17.65	3.18
October 31, 2024	161	27.98	19.06	3.62	218	34.01	21.39	3.18
October 31, 2025	167	34.38	23.37	3.62	224	40.71	25.25	3.18
October 31, 2026	173	41.10	27.83	3.62	232	47.75	29.23	3.18
October 31, 2027	180	48.15	32.46	3.62	239	55.13	33.34	3.18
October 31, 2028	186	55.56	37.25	3.62	247	62.89	37.58	3.18

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$258	4.00%	2.45%	2.45%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$82	5.00%	4.20%	4.20%
October 31, 2020	77	10.25	8.66	4.28
October 31, 2021	119	15.76	12.93	3.93
October 31, 2022	123	21.55	17.37	3.93
October 31, 2023	128	27.63	21.98	3.93
October 31, 2024	133	34.01	26.77	3.93
October 31, 2025	138	40.71	31.75	3.93
October 31, 2026	144	47.75	36.93	3.93
October 31, 2027	149	55.13	42.31	3.93
October 31, 2028	155	62.89	47.91	3.93

JPMorgan Large Cap Growth Fund*

	Class A				Class C1
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$616	(0.51)%	(1.40)%	(1.40)%	$147	5.00%	3.56%	3.56%
October 31, 2020	95	4.46	2.60	4.06	152	10.25	7.25	3.56
October 31, 2021	111	9.68	6.64	3.94	169	15.76	10.95	3.45
October 31, 2022	115	15.17	10.84	3.94	175	21.55	14.77	3.45
October 31, 2023	120	20.93	15.21	3.94	181	27.63	18.73	3.45
October 31, 2024	125	26.97	19.75	3.94	187	34.01	22.83	3.45
October 31, 2025	129	33.32	24.47	3.94	194	40.71	27.07	3.45
October 31, 2026	135	39.99	29.37	3.94	200	47.75	31.45	3.45
October 31, 2027	140	46.99	34.47	3.94	207	55.13	35.99	3.45
October 31, 2028	145	54.34	39.77	3.94	214	62.89	40.68	3.45

1

The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended October 31, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$247	4.00%	2.56%	2.56%

	Class I
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
October 31, 2019	$70	5.00%	4.31%	4.31%
October 31, 2020	74	10.25	8.81	4.31
October 31, 2021	89	15.76	13.38	4.20
October 31, 2022	93	21.55	18.14	4.20
October 31, 2023	96	27.63	23.10	4.20
October 31, 2024	101	34.01	28.27	4.20
October 31, 2025	105	40.71	33.66	4.20
October 31, 2026	109	47.75	39.27	4.20
October 31, 2027	114	55.13	45.12	4.20
October 31, 2028	119	62.89	51.21	4.20

*

The numbers shown above reflect the reduction in the management fee and/or the effects of the current expense waivers in place through 10/31/20, at which time it will be determined whether such waivers will be renewed or revised.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND THE PROSPECTUS FOR FUTURE REFERENCE